UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

Income Builder Portfolio

Income Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2010

Date of reporting period: 04/30/2010

Item 1	–	Schedule of Investments

Schedule of Investments April 30, 2010 (Unaudited)	BlackRock Income Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 1.5%
Honeywell International, Inc.	200	$9,494
Northrop Grumman Corp.	100	6,783
Raytheon Co.	590	34,397
United Technologies Corp.	100	7,495

		58,169

Air Freight & Logistics — 0.4%
United Parcel Service, Inc. - Class B	250	17,285

Beverages — 0.5%
Diageo Plc	1,100	18,761

Chemicals — 1.5%
BASF SE	100	5,814
The Dow Chemical Co.	150	4,624
E.I. du Pont de Nemours & Co.	520	20,717
Olin Corp.	860	18,060
Praxair, Inc.	140	11,728

		60,943

Commercial Banks — 4.0%
Bank of Nova Scotia	525	26,762
Royal Bank of Canada	300	18,190
Standard Chartered Plc	325	8,669
The Toronto-Dominion Bank	490	36,419
U.S. Bancorp	1,040	27,841
Wells Fargo & Co.	1,260	41,719

		159,600

Computers & Peripherals — 0.3%
Hewlett-Packard Co.	90	4,677
International Business Machines Corp.	60	7,740

		12,417

Containers & Packaging — 0.8%
Temple-Inland, Inc.	1,410	32,881

Diversified Financial Services — 1.7%
JPMorgan Chase & Co.	1,590	67,702

Diversified Telecommunication Services — 4.4%
AT&T Inc.	1,790	46,647
BCE, Inc.	220	6,622
CenturyTel, Inc.	300	10,233
Frontier Communications Corp.	1,590	12,657
Manitoba Telecom Services, Inc.	150	4,799
Qwest Communications International, Inc.	10,000	52,300
Verizon Communications, Inc.	1,470	42,468

		175,726

Electric Utilities — 2.3%
American Electric Power Co., Inc.	170	5,831
Duke Energy Corp.	980	16,444
Entergy Corp.	150	12,193
Exelon Corp.	120	5,231
FPL Group, Inc.	120	6,246
Northeast Utilities, Inc.	120	3,335
PPL Corp.	370	9,161
Southern Co.	980	33,869

		92,310

Energy Equipment & Services — 0.3%
Halliburton Co.	400	12,260

Food Products — 1.2%
H.J. Heinz Co.	610	28,591
Kraft Foods, Inc. - Class A	610	18,056

		46,647

Gas Utilities — 0.7%
AGL Resources, Inc.	180	7,112
EQT Corp.	490	21,310

		28,422

Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp.	120	8,471

Household Products — 0.4%
The Clorox Co.	120	7,764
Kimberly-Clark Corp.	120	7,351

		15,115

Independent Power Producers & Energy Traders — 0.2%
Constellation Energy Group, Inc.	250	8,837

Industrial Conglomerates — 1.1%
3M Co.	110	9,754
General Electric Co.	1,900	35,834

		45,588

Insurance — 0.2%
The Travelers Companies, Inc.	120	6,089

Leisure Equipment & Products — 0.2%
Mattel, Inc.	300	6,915

Machinery — 1.8%
Caterpillar, Inc.	670	45,620
Deere & Co.	420	25,125

		70,745

Media — 0.5%
Comcast Corp. - Class A	700	13,195
Vivendi	250	6,558

		19,753

Metals & Mining — 2.5%
Aluminum Corp. of China Ltd. - ADR(a)	75	1,820
BHP Billiton Ltd.	1,420	51,910
BlueScope Steel Ltd.	2,330	5,591
Nucor Corp.	250	11,330
Rio Tinto Ltd.	213	13,917
Southern Copper Corp.	480	14,678

		99,246

Multi-Utilities — 2.2%
Consolidated Edison, Inc.	490	22,148

Portfolio Abbreviation

ADR    American Depositary Receipts

BLACKROCK FUNDS II	APRIL 30, 2010	1

Schedule of Investments (continued)	BlackRock Income Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Multi-Utilities (concluded)
Dominion Resources, Inc.	380	$15,884
PG&E Corp.	120	5,256
Public Service Enterprise Group, Inc.	670	21,527
Sempra Energy	400	19,672
Wisconsin Energy Corp.	90	4,726

		89,213

Oil, Gas & Consumable Fuels — 5.1%
Chevron Corp.	680	55,379
Enbridge, Inc.	905	43,950
Royal Dutch Shell Plc - Class A	1,590	49,891
Total SA - ADR	610	33,172
Woodside Petroleum Ltd.	450	18,661

		201,053

Paper & Forest Products — 1.1%
MeadWestvaco Corp.	610	16,573
Weyerhaeuser Co.	540	26,741

		43,314

Personal Products — 0.7%
Mead Johnson Nutrition Co.	554	28,592

Pharmaceuticals — 2.5%
Abbott Laboratories	120	6,139
Bristol-Myers Squibb Co.	752	19,018
Johnson & Johnson	50	3,215
Merck & Co., Inc.	800	28,032
Pfizer, Inc.	2,662	44,509

		100,913

Road & Rail — 0.5%
Canadian National Railway Co.	300	17,937

Semiconductors & Semiconductor Equipment — 0.9%
Intel Corp.	960	21,917
Microchip Technology, Inc.	450	13,144

		35,061

Software — 0.3%
Microsoft Corp.	400	12,216

Specialty Retail — 0.7%
The Home Depot, Inc.	600	21,150
Limited Brands, Inc.	300	8,040

		29,190

Textiles, Apparel & Luxury Goods — 0.8%
VF Corp.	350	30,247

Tobacco — 1.8%
Altria Group, Inc.	610	12,926
British American Tobacco Plc	200	6,289
Philip Morris International, Inc.	910	44,663
Reynolds American, Inc.	120	6,410

		70,288

Water Utilities — 0.2%
American Water Works Co., Inc.	370	8,059

Wireless Telecommunication Services — 0.7%
Rogers Communications, Inc. - Class B	200	7,129
Vodafone Group Plc - ADR	940	20,868

		27,997

Total Common Stocks — 44.2%		1,757,962

Affiliated Investment Companies(b)
Fixed Income Funds
BlackRock High Yield Bond Portfolio, BlackRock Class	107,815	807,533
BlackRock International Bond Portfolio, BlackRock Class	9,701	98,954
BlackRock Low Duration Bond Portfolio, BlackRock Class	102,704	983,906

Total Fixed Income Funds — 47.6%		1,890,393

Total Long-Term Investments (Cost — $3,416,871) — 91.8%		3,648,355

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.13%(b)(c)	309,285	309,285

Total Short-Term Securities (Cost — $309,285) — 7.8%		309,285

Total Investments (Cost — $3,726,156*) — 99.6%		3,957,640
Other Assets Less Liabilities — 0.4%		17,231

Net Assets — 100.0%		$3,974,871

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,765,455

Gross unrealized appreciation	$326,999
Gross unrealized depreciation	(134,814)

Net unrealized appreciation	$192,185

(a)	Non-income producing security.

2	BLACKROCK FUNDS II	APRIL 30, 2010

Schedule of Investments (continued)	BlackRock Income Portfolio

(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Shares held at July 31, 2009	Shares Purchased		Shares Sold	Shares held at April 30, 2010	Value at April 30, 2010	Realized Gain (Loss)	Income
BlackRock High Yield Bond Portfolio, BlackRock Class	85,573	34,358		12,116	107,815	$807,533	$(5,980)	$42,593
BlackRock International Bond Portfolio, BlackRock Class	7,601	3,387		1,287	9,701	$98,954	$(798)	$1,492
BlackRock Low Duration Bond Portfolio, BlackRock Class	73,789	47,991		19,076	102,704	$983,906	$(4,264)	$20,021
BlackRock Liquidity Funds, TempFund, Institutional Class	173,207	136,078	**	—	309,285	$309,285	—	$242

**	Represents net shares purchased.

(c)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$58,169	—	—	$58,169
Air Freight & Logistics	17,285	—	—	17,285
Beverages	—	$18,761	—	18,761
Chemicals	55,129	5,814	—	60,943
Commercial Banks	150,931	8,669	—	159,600
Computers & Peripherals	12,417	—	—	12,417
Containers & Packaging	32,881	—	—	32,881
Diversified Financial Services	67,702	—	—	67,702
Diversified Telecommunication Services	175,726	—	—	175,726
Electric Utilities	92,310	—	—	92,310
Energy Equipment & Services	12,260	—	—	12,260
Food Products	46,647	—	—	46,647
Gas Utilities	28,422	—	—	$28,422
Hotels, Restaurants & Leisure	8,471	—	—	8,471
Household Products	15,115	—	—	15,115
Independent Power Producers & Energy Traders	8,837	—	—	8,837
Industrial Conglomerates	45,588	—	—	45,588
Insurance	6,089	—	—	6,089

BLACKROCK FUNDS II	APRIL 30, 2010	3

Schedule of Investments (concluded)	BlackRock Income Portfolio

Valuation Inputs	Level 1	Level 2	Level 3	Total
Leisure Equipment & Products	$6,915	—	—	$6,915
Machinery	70,745	—	—	70,745
Media	13,195	$6,558	—	19,753
Metals & Mining	27,828	71,418	—	99,246
Multi-Utilities	89,213	—	—	89,213
Oil, Gas & Consumable Fuels	132,501	68,552	—	201,053
Paper & Forest Products	43,314	—	—	43,314
Personal Products	28,592	—	—	28,592
Pharmaceuticals	100,913	—	—	100,913
Road & Rail	17,937	—	—	17,937
Semiconductors & Semiconductor Equipment	35,061	—	—	35,061
Software	12,216	—	—	12,216
Specialty Retail	29,190	—	—	29,190
Textiles, Apparel & Luxury Goods	30,247	—	—	30,247
Tobacco	63,999	6,289	—	70,288
Water Utilities	8,059	—	—	8,059
Wireless Telecommunication Services	27,997	—	—	27,997
Fixed Income Funds	1,890,393	—	—	1,890,393
Short-Term Securities	309,285	—	—	309,285

Total	$3,771,579	$186,061	—	$3,957,640

4	BLACKROCK FUNDS II	APRIL 30, 2010

Schedule of Investments April 30, 2010 (Unaudited)	BlackRock Income Builder Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 2.3%
Honeywell International, Inc.	200	$9,494
Northrop Grumman Corp.	90	6,105
Raytheon Co.	410	23,903
United Technologies Corp.	90	6,745

		46,247

Air Freight & Logistics — 0.7%
United Parcel Service, Inc. - Class B	200	13,828

Beverages — 0.7%
Diageo Plc	760	12,962

Chemicals — 2.8%
BASF SE	90	5,232
The Dow Chemical Co.	150	4,625
E.I. du Pont de Nemours & Co.	460	18,326
Olin Corp.	760	15,960
Praxair, Inc.	130	10,890

		55,033

Commercial Banks — 5.3%
Bank of Nova Scotia	465	23,703
Royal Bank of Canada	200	12,127
Standard Chartered Plc	285	7,602
The Toronto-Dominion Bank	210	15,608
U.S. Bancorp	490	13,117
Wells Fargo & Co.	950	31,455

		103,612

Computers & Peripherals — 0.9%
Hewlett-Packard Co.	180	9,355
International Business Machines Corp.	60	7,740

		17,095

Containers & Packaging — 1.2%
Temple-Inland, Inc.	1,050	24,486

Diversified Financial Services — 1.4%
JPMorgan Chase & Co.	630	26,825

Diversified Telecommunication Services — 6.6%
AT&T Inc.	1,410	36,745
BCE, Inc.	170	5,117
CenturyTel, Inc.	200	6,822
Frontier Communications Corp.	1,190	9,473
Manitoba Telecom Services, Inc.	150	4,799
Qwest Communications International, Inc.	7,240	37,865
Verizon Communications, Inc.	980	28,312

		129,133

Electric Utilities — 4.6%
American Electric Power Co., Inc.	370	12,691
Duke Energy Corp.	980	16,444
Entergy Corp.	100	8,129
Exelon Corp.	110	4,795
FPL Group, Inc.	210	10,931
Northeast Utilities, Inc.	110	3,057
PPL Corp.	320	7,923
Southern Co.	760	26,266

		90,236

Energy Equipment & Services — 0.5%
Halliburton Co.	300	9,195

Food Products — 1.7%
H.J. Heinz Co.	440	20,623
Kraft Foods, Inc. - Class A	440	13,024

		33,647

Gas Utilities — 1.3%
AGL Resources, Inc.	180	7,112
EQT Corp.	440	19,135

		26,247

Hotels, Restaurants & Leisure — 0.4%
McDonald’s Corp.	110	7,765

Household Products — 0.7%
The Clorox Co.	110	7,117
Kimberly-Clark Corp.	110	6,739

		13,856

Independent Power Producers & Energy Traders — 0.4%
Constellation Energy Group, Inc.	210	7,423

Industrial Conglomerates — 1.6%
3M Co.	100	8,867
General Electric Co.	1,250	23,575

		32,442

Insurance — 0.3%
The Travelers Companies, Inc.	110	5,581

Leisure Equipment & Products — 0.2%
Mattel, Inc.	200	4,610

Machinery — 2.9%
Caterpillar, Inc.	560	38,131
Deere & Co.	310	18,544

		56,675

Media — 0.7%
Comcast Corp. - Class A	500	9,425
Vivendi	150	3,935

		13,360

Metals & Mining — 3.7%
Aluminum Corp. of China Ltd. - ADR(a)	75	1,819
BHP Billiton Ltd.	830	30,342
BlueScope Steel Ltd.	2,060	4,943
Nucor Corp.	210	9,517
Rio Tinto Ltd.	213	13,917
Southern Copper Corp.	420	12,844

		73,382

Multi-Utilities — 3.7%
Consolidated Edison, Inc.	440	19,888
Dominion Resources, Inc.	270	11,286
PG&E Corp.	110	4,818
Public Service Enterprise Group, Inc.	540	17,350
Sempra Energy	300	14,754
Wisconsin Energy Corp.	80	4,201

		72,297

Oil, Gas & Consumable Fuels — 8.1%
Chevron Corp.	510	41,534
Enbridge, Inc.	795	38,607
Royal Dutch Shell Plc - Class A	1,190	37,340

BLACKROCK FUNDS II	APRIL 30, 2010	5

Schedule of Investments (continued)	BlackRock Income Builder Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels (concluded)
Total SA - ADR	550	$29,909
Woodside Petroleum Ltd.	276	11,446

		158,836

Paper & Forest Products — 1.8%
MeadWestvaco Corp.	440	11,955
Weyerhaeuser Co.	480	23,769

		35,724

Personal Products — 1.1%
Mead Johnson Nutrition Co.	425	21,934

Pharmaceuticals — 4.3%
Abbott Laboratories	210	10,744
Bristol-Myers Squibb Co.	576	14,567
Johnson & Johnson	50	3,215
Merck & Co., Inc.	600	21,024
Pfizer, Inc.	2,046	34,209

		83,759

Road & Rail — 0.6%
Canadian National Railway Co.	200	11,958

Semiconductors & Semiconductor Equipment — 1.3%
Intel Corp.	750	17,122
Microchip Technology, Inc.	290	8,471

		25,593

Software — 0.4%
Microsoft Corp.	290	8,857

Specialty Retail — 1.0%
The Home Depot, Inc.	400	14,100
Limited Brands, Inc.	200	5,360

		19,460

Textiles, Apparel & Luxury Goods — 1.1%
VF Corp.	250	21,605

Tobacco — 2.6%
Altria Group, Inc.	550	11,655
British American Tobacco Plc	180	5,660
Philip Morris International, Inc.	580	28,466
Reynolds American, Inc.	110	5,876

		51,657

Water Utilities — 0.4%
American Water Works Co., Inc.	320	6,970

Wireless Telecommunication Services — 0.9%
Rogers Communications, Inc. - Class B	100	3,565
Vodafone Group Plc - ADR	640	14,208

		17,773

Total Common Stocks — 68.2%		1,340,063

Affiliated Investment Companies(b)
Fixed Income Funds
BlackRock High Yield Bond Portfolio, BlackRock Class	26,955	201,889
BlackRock International Bond Portfolio, BlackRock Class	2,392	24,398
BlackRock Low Duration Bond Portfolio, BlackRock Class	23,751	227,533

Total Fixed Income Funds — 23.1%		453,820

Total Long-Term Investments (Cost — $1,691,018) — 91.3%		1,793,883

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.13%(b)(c)	148,376	148,376

Total Short-Term Securities (Cost — $148,376) — 7.6%		148,376

Total Investments (Cost — $1,839,394*) — 98.9%		1,942,259
Other Assets Less Liabilities — 1.1%		21,856

Net Assets — 100.0%		$1,964,115

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,856,390

Gross unrealized appreciation	$188,366
Gross unrealized depreciation	(102,497)

Net unrealized appreciation	$85,869

(a)	Non-income producing security.

6	BLACKROCK FUNDS II	APRIL 30, 2010

Schedule of Investments (continued)	BlackRock Income Builder Portfolio

(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Shares held at July 31, 2009	Shares Purchased		Shares Sold	Shares held at April 30, 2010	Value at April 30, 2010	Realized Gain (Loss)	Income
BlackRock High Yield Bond Portfolio, BlackRock Class	22,115	5,769		929	26,955	$201,899	$(287)	$11,131
BlackRock International Bond Portfolio, BlackRock Class	1,967	529		104	2,392	$24,398	$(95)	$390
BlackRock Low Duration Bond Portfolio, BlackRock Class	17,927	7,322		1,498	23,751	$227,533	$(256)	$4,979
BlackRock Liquidity Funds, TempFund, Institutional Class	113,465	34,911	**	—	148,376	$148,376	—	$143

**	Represents net shares purchased.

(c)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$46,247	—	—	$46,247
Air Freight & Logistics	13,828	—	—	13,828
Beverages	—	$12,962	—	12,962
Chemicals	49,801	5,232	—	55,033
Commercial Banks	96,010	7,602	—	103,612
Computers & Peripherals	17,095	—	—	17,095
Containers & Packaging	24,486	—	—	24,486
Diversified Financial Services	26,825	—	—	26,825
Diversified Telecommunication Services	129,133	—	—	129,133
Electric Utilities	90,236	—	—	90,236
Energy Equipment & Services	9,195	—	—	9,195
Food Products	33,647	—	—	33,647

BLACKROCK FUNDS II	APRIL 30, 2010	7

Schedule of Investments (concluded)	BlackRock Income Builder Portfolio

Valuation Inputs	Level 1	Level 2	Level 3	Total
Gas Utilities	$26,247	—	—	$26,247
Hotels, Restaurants & Leisure	7,765	—	—	7,765
Household Products	13,856	—	—	13,856
Independent Power Producers & Energy Traders	7,423	—	—	7,423
Industrial Conglomerates	32,442	—	—	32,442
Insurance	5,581	—	—	5,581
Leisure Equipment & Products	4,610	—	—	4,610
Machinery	56,675	—	—	56,675
Media	9,425	$3,935	—	13,360
Metals & Mining	24,180	49,202	—	73,382
Multi-Utilities	72,297	—	—	72,297
Oil, Gas & Consumable Fuels	110,050	48,786	—	158,836
Paper & Forest Products	35,724	—	—	35,724
Personal Products	21,934	—	—	21,934
Pharmaceuticals	83,759	—	—	83,759
Road & Rail	11,958	—	—	11,958
Semiconductors & Semiconductor Equipment	25,593	—	—	25,593
Software	8,857	—	—	8,857
Specialty Retail	19,460	—	—	19,460
Textiles, Apparel & Luxury Goods	21,605	—	—	21,605
Tobacco	45,997	5,660	—	51,657
Water Utilities	6,970	—	—	6,970
Wireless Telecommunication Services	17,773	—	—	17,773
Fixed Income Funds	453,820	—	—	453,820
Short-Term Securities	148,376	—	—	148,376

Total	$1,808,880	$133,379	—	$1,942,259

8	BLACKROCK FUNDS II	APRIL 30, 2010

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of BlackRock Funds II

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: June 28, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: June 28, 2010